Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

On July 2, 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. On November 9, 2023, on January 25, 2024, on July 4, 2024 and on July 31, 2024, Navios Partners took delivery of the Sparrow, the Zim Eagle, the Zim Falcon and the Zim Pelican, respectively. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. During the year ended December 31, 2021, the first installment of each vessel of $6,160, or $24,640 accumulated for the four vessels, was paid. During the year ended December 31, 2022, the aggregate amount of $36,960 in relation to the second installment for the four vessels and the third installment for two of the vessels, was paid. During the year ended December 31, 2023, the aggregate amount of $55,440 in relation to the third installment for the other two vessels and the last installment for one of the vessels was paid. During the first half of 2024, the amount of $86,240 in relation to the last installment for two of the vessels was paid. As of June 30, 2024, the total amount of $80,080 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

On October 1, 2021, Navios Partners exercised its option to acquire two 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. On August 26, 2024 Navios Partners took delivery of the Zim Seagull. The remaining vessel is expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. During the year ended December 31, 2021, the first installment of each vessel of $6,160, or $12,320 accumulated for the two vessels was paid. During the year ended December 31, 2023, the aggregate amount of $18,480 in relation to the second installment for the two vessels and the third installment for one of the vessels was paid. During the first half of 2024, the amount of $6,160 in relation to the third installment for the other one vessel was paid. As of June 30, 2024, the total amount of $36,960 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In November 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships (two plus two optional), from an unrelated third party, for a purchase price of $62,825 each. On April 8, 2024 and on June 3, 2024, Navios Partners took delivery of the Zim Condor and the Zim Hawk, respectively. The remaining vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $25,130 in four installments for each vessel and the remaining amount of $37,695 plus extras for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the aggregate amount of $43,978 in relation to the first installment for the four vessels, the second installment for two of the vessels and the third installment for one of the vessels was paid. During the year ended December 31, 2023, the aggregate amount of $37,695 in relation to the second installment for the other two vessels, the third installment for two of the vessels and the fourth installment for two of the vessels was paid. During the first half of 2024, the aggregate amount of $87,955 in relation to the third installment for one of the vessels, the fourth installment for one of the vessels and the last installment for two of the vessels was paid. As of June 30, 2024, the total amount of $43,978 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In April 2022, Navios Partners agreed to purchase four 115,000 dwt Aframax/LR2 newbuilding vessels, from an unrelated third party, for a purchase price of $58,500 each (plus $4,158 per vessel in additional features). On May 13, 2024 and on August 12, 2024, Navios Partners took delivery of the Nave Cosmos and the Nave Polaris, respectively. The remaining vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $23,400 plus extras in four installments for each vessel and the remaining amount of $35,100 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2022, the first installment of each vessel of $6,266, or $25,063 accumulated for the four vessels was paid. During the year ended December 31, 2023, the aggregate amount of $31,329 in relation to the second installment for the four vessels and the third installment for one of the vessels was paid. During the first half of 2024, the aggregate amount of $68,923 in relation to the third installment for the other three vessels, the fourth installment for two of the vessels and the last installment for one of the vessels was paid. As of June 30, 2024, the total amount of $62,658 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In June 2022, Navios Partners agreed to purchase two newbuilding liquefied natural gas (LNG) dual fuel 7,700 TEU containerships, from an unrelated third party, for an amended purchase price of $115,510 each (original price of $120,610 each). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024 and the first half of 2025. Navios Partners agreed to pay in total $92,408 in four installments for each vessel and the remaining amount of $23,102 for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the first installment of each vessel of $23,102, or $46,204 accumulated for the two vessels, was paid. During the year ended December 31, 2023, the aggregate amount of $103,959 in relation to the second and third installments for the two vessels, was paid. As of June 30, 2024, the total amount of $150,163 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In November 2022, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding vessels, from an unrelated third party, for a purchase price of $60,500 each (plus $4,158 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2025. Navios Partners agreed to pay in total $24,200 plus extras in four installments for each vessel and the remaining amount of $36,300 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2023, the aggregate amount of $12,100 in relation to the first installment for the two vessels, was paid. During the first half of 2024, the amount of $12,100 in relation to the second installment for the two vessels was paid. As of June 30, 2024, the total amount of $24,200 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

In December 2022, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2025 and the first half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of June 30, 2024, the total amount of $11,095, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

During the second quarter of 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of June 30, 2024, the total amount of $10,972, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

In August 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $20,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. During the year ended December 31, 2023, the aggregate amount of $10,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of June 30, 2024, the total amount of $12,027, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

During the third quarter of 2023, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted vessels, from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2026. Navios Partners agreed to pay in total $27,562 plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. During the first half of 2024, the aggregate amount of $36,750 in relation to the first installment for the four vessels was paid. As of June 30, 2024, the total amount of $36,750 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

During the first quarter of 2024, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted vessels from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2027. Navios Partners agreed to pay in total $27,562 plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. During the first half of 2024, the aggregate amount of $18,375 in relation to the first installment for the two vessels was paid. As of June 30, 2024, the total amount of $18,375 is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

During the second quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). The vessels are expected to be delivered into Navios Partners' fleet during the second half of 2026. Navios Partners agreed to pay in total $82,200 plus extras in four installments for each vessel and the remaining amount of $20,550 plus extras for each vessel will be paid upon delivery of each vessel.

During the second quarter of 2024, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted vessels from an unrelated third party, for a purchase price of $62,250 (plus $3,300 per vessel in additional features) for each of the first two vessels and a purchase price of $63,000 (plus $3,300 per vessel in additional features) for each of the other two vessels. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2027 and the first half of 2028. For the first two vessels, Navios Partners agreed to pay in total $34,238 plus extras in four installments for each vessel and the remaining amount of $28,012 plus extras for each vessel will be paid upon delivery of each vessel. For the other two vessels, Navios Partners agreed to pay in total $34,650 plus extras in four installments for each vessel and the remaining amount of $28,350 plus extras for each vessel will be paid upon delivery of each vessel.

As of June 30, 2024, an amount of $60,098 related to capitalized costs is presented under the caption “Deposits for vessels acquisitions” in the condensed Consolidated Balance Sheets.

The Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels for the next five 12-month periods ending June 30, are as follows:

Period	Amount
2025	$—
2026	3,310
2027	12,837
2028	18,666
2029	18,615
2030 and thereafter	132,867
Total	$186,295